13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 09/30/2002
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2002

Check Here if Amendment ()
This Amendment (Check only one):(X) is a restatement
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, September 30, 2002

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 43
From 13F Information Table Value Total (USD): 103,281,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

AT&T                   COM     001957109     216     18000 SH   SOLE
Abbott Labs            COM     002824100     809     20035 SH         SOLE
Aflac Inc.             COM     001055102    2876     93712 SH         SOLE
American Express       COM     025816109    7846    251634 SH         SOLE
American Int'l Group   COM     026874107   15820    289219 SH         SOLE
Aol/Time Warner Inc    COM     02364J104    5505    470545 SH         SOLE
Automatic Data Proc.   COM     053015103    2825     81256 SH         SOLE
Berkshire Hathaway     COM     084670991    2069        28 SH         SOLE
Berkshire Hathaway B   COM     084670207   10353      4200 SH         SOLE
Chevron Texaco         COM     166764100     247      3568 SH         SOLE
Citigroup Inc          COM     172967101    1946     65618 SH         SOLE
Coca-Cola              COM     191216100    2288     47711 SH         SOLE
Colgate Palmolive      COM     194162103    1871     34682 SH         SOLE
Conseco 	       COM     208464107       6     81500 SH         SOLE
Disney                 COM     254687106    1355     89483 SH         SOLE
El Paso                COM     835415100     112     13600 SH         SOLE
Electronic Data Sys    COM     285661104    4162    297746 SH         SOLE
Emerson Electric       COM     291011104     995     22641 SH         SOLE
Exxon Mobil            COM     302290101    1976     61957 SH         SOLE
Fannie Mae             COM     313586109    5430     91200 SH         SOLE
Freddie Mac            COM     313400301    1188     21246 SH         SOLE
General Electric       COM     369604103   10431    423174 SH         SOLE
General Motors H       COM     370442832     101     11025 SH         SOLE
Gillette               COM     375766102    1500     50661 SH         SOLE
Home Depot             COM     437076102     901     34504 SH         SOLE
Honeywell Int'l        COM     438516106     598     27586 SH         SOLE
Int'l Speedway CL A    COM     460335201    1105     27810 SH         SOLE
Jefferson-Pilot        COM     475070108    1617     40312 SH         SOLE
Johnson & Johnson      COM     478160104    1638     30282 SH         SOLE
Merck                  COM     589331107     329      7192 SH         SOLE
Nestle Sa Rep Adr      COM     641069406     260      4850 SH         SOLE
Pepsico Inc.           COM     713448108     740     20040 SH         SOLE
Pfizer                 COM     717081103    7551    260212 SH         SOLE
Procter & Gamble       COM     742718109    1465     16394 SH         SOLE
Royal Dutch Petr.      COM     780257804     290      7230 SH         SOLE
SLM Corp/USA Ed        COM     78442A109     866      9302 SH         SOLE
Schering-Plough        COM     806605101     332     15573 SH         SOLE
United Technologies    COM     913017109     229      4060 SH         SOLE
Washington Post        COM     939640108     604       930 SH         SOLE
Watson Wyatt           COM     942712100     285     14250 SH         SOLE
Wells Fargo & Co.      COM     949746101     756     15705 SH         SOLE
Wesco Financial        COM     950817106    1871      6085 SH         SOLE
Wyeth/Amer Home Prod   COM     026609107     390     12270 SH         SOLE